Deposits (Tables)	12 Months Ended
Mar. 31, 2024
Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are non-interest-bearing,
and
savings and time deposits, which are interest-bearing. Deposits as of March 31, 2023 and March 31, 2024 were as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,624,911.4	Rs.	5,987,449.1	US$	71,843.6
Time deposits		10,472,547.9		14,700,957.1		176,397.4

Total interest-bearing deposits		16,097,459.3		20,688,406.2		248,241.0
Non-interest-bearing deposits		2,729,176.3		3,079,829.4		36,955.0

Total	Rs.	18,826,635.6	Rs.	23,768,235.6	US$	285,196.0

Time Deposits By Maturity
As of March 31, 2024, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2024
	(In millions)
Due to mature in the fiscal year ending March 31:
2025	Rs.	10,598,905.6	US$	127,176.7
2026		2,030,231.8		24,360.8
2027		972,634.2		11,670.7
2028		495,929.0		5,950.7
2029		365,318.4		4,383.5
Thereafter		237,938.1		2,855.0

Total	Rs.	14,700,957.1	US$	176,397.4